UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 9.2%
Banco del Estado de Chile:
0.4%, 5/1/2012	50,000,000	50,000,000
0.4%, 5/18/2012	25,000,000	25,000,000
0.42%, 5/25/2012	36,000,000	36,000,000
China Construction Bank Corp., 0.45%, 4/16/2012	112,000,000	112,000,000
Industrial & Commercial Bank of China, 0.45%, 4/19/2012	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.44%, 4/23/2012	25,000,000	25,000,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	30,000,000	30,000,000
Nordea Bank Finland PLC:
0.53%, 4/30/2012	50,000,000	50,001,206
0.6%, 7/30/2012	28,550,000	28,552,832
Norinchukin Bank, 0.59%, 4/9/2012	25,000,000	25,001,887
Rabobank Nederland NV, 0.41%, 6/22/2012	40,000,000	40,000,000
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	35,000,000	35,000,000
0.4%, 5/21/2012	25,000,000	25,000,000
0.5%, 6/6/2012	40,000,000	40,000,000
0.54%, 5/11/2012	55,000,000	55,000,000
Svenska Handelsbanken AB, 0.545%, 4/16/2012	35,000,000	35,000,364

Total Certificates of Deposit and Bank Notes (Cost $646,556,289)		646,556,289
Commercial Paper 42.7%
Issued at Discount ** 39.1%
Antalis U.S. Funding Corp., 144A, 0.309%, 4/5/2012	74,000,000	73,997,451
ASB Finance Ltd., 0.58%, 7/12/2012	15,000,000	14,975,350
Atlantic Asset Securitization LLC, 144A, 0.25%, 4/2/2012	15,000,000	14,999,896
Barclays Bank PLC:
0.22%, 4/27/2012	30,000,000	29,995,233
0.23%, 4/5/2012	50,000,000	49,998,722
0.36%, 4/3/2012	15,000,000	14,999,700
BNZ International Funding Ltd.:
144A, 0.57%, 4/10/2012	15,000,000	14,997,862
144A, 0.58%, 4/10/2012	50,000,000	49,992,750
144A, 0.58%, 7/12/2012	15,000,000	14,975,350
Collateralized Commercial Paper Co., LLC:
0.3%, 4/17/2012	52,000,000	51,993,067
0.3%, 6/6/2012	20,000,000	19,989,000
0.3%, 6/26/2012	54,000,000	53,961,300
DBS Bank Ltd., 144A, 0.52%, 8/9/2012	17,500,000	17,467,139
Erste Abwicklungsanstalt:
0.64%, 9/28/2012	15,000,000	14,952,000
0.67%, 4/5/2012	60,000,000	59,995,533
0.68%, 6/5/2012	50,000,000	49,938,611
0.68%, 8/13/2012	20,000,000	19,949,378
0.69%, 5/24/2012	6,000,000	5,993,905
0.72%, 9/4/2012	6,000,000	5,981,280
0.74%, 8/13/2012	39,250,000	39,141,888
0.75%, 4/9/2012	40,000,000	39,993,333
0.75%, 4/10/2012	25,000,000	24,995,312
0.75%, 4/16/2012	15,000,000	14,995,313
0.75%, 4/18/2012	15,000,000	14,994,688
0.77%, 5/18/2012	34,000,000	33,965,821
0.8%, 8/13/2012	5,000,000	4,985,111
0.83%, 8/2/2012	45,000,000	44,872,388
Erste Finance Delaware LLC, 0.18%, 4/2/2012	135,383,000	135,382,323
General Electric Capital Corp.:
0.19%, 5/29/2012	25,000,000	24,992,347
0.23%, 7/13/2012	50,000,000	49,967,097
0.24%, 6/21/2012	25,000,000	24,986,500
0.24%, 7/23/2012	40,000,000	39,969,867
Google, Inc., 0.08%, 4/5/2012	22,500,000	22,499,800
Hannover Funding Co., LLC:
0.55%, 4/3/2012	36,211,000	36,209,894
0.55%, 4/9/2012	10,000,000	9,998,778
0.55%, 4/27/2012	16,133,000	16,126,592
0.6%, 5/4/2012	40,000,000	39,978,000
HSBC Bank (U.S.A.) NA:
0.26%, 5/4/2012	25,000,000	24,994,042
0.27%, 5/11/2012	17,350,000	17,344,795
ING (U.S.) Funding LLC:
0.42%, 6/13/2012	30,000,000	29,974,450
0.47%, 5/11/2012	50,000,000	49,973,889
Johnson & Johnson, 144A, 0.05%, 4/3/2012	10,000,000	9,999,972
Kells Funding LLC:
144A, 0.42%, 6/20/2012	50,000,000	49,953,333
144A, 0.59%, 8/23/2012	50,000,000	49,882,000
144A, 0.6%, 5/10/2012	54,000,000	53,964,900
144A, 0.611%, 4/25/2012	35,000,000	34,985,767
144A, 0.65%, 8/3/2012	10,000,000	9,977,611
144A, 0.67%, 8/20/2012	50,000,000	49,868,792
144A, 0.68%, 8/21/2012	50,000,000	49,865,889
Kreditanstalt fuer Wiederaufbau, 144A, 0.2%, 6/20/2012	27,000,000	26,988,000
LMA Americas LLC, 144A, 0.3%, 4/5/2012	32,021,000	32,019,861
Nieuw Amsterdam Receivables Corp., 144A, 0.2%, 4/2/2012	15,000,000	14,999,917
Nordea North America, Inc., 0.59%, 8/15/2012	38,000,000	37,915,302
NRW.Bank:
0.25%, 4/9/2012	35,000,000	34,998,056
0.29%, 6/5/2012	15,000,000	14,992,146
Salisbury Receivables Co., LLC:
144A, 0.19%, 4/3/2012	12,000,000	11,999,873
144A, 0.2%, 4/3/2012	15,000,000	14,999,833
SBAB Bank AB:
144A, 0.5%, 4/2/2012	30,000,000	29,999,583
144A, 0.62%, 6/20/2012	22,000,000	21,969,689
144A, 0.63%, 6/19/2012	25,000,000	24,965,437
144A, 0.7%, 5/16/2012	40,000,000	39,965,000
144A, 0.9%, 4/30/2012	15,000,000	14,989,125
144A, 0.92%, 4/3/2012	8,000,000	7,999,591
Skandinaviska Enskilda Banken AB:
0.39%, 4/23/2012	15,000,000	14,996,425
0.51%, 6/25/2012	70,000,000	69,915,708
Standard Chartered Bank:
0.54%, 4/26/2012	60,000,000	59,977,500
0.6%, 6/6/2012	78,000,000	77,914,200
Svenska Handelsbanken AB:
0.28%, 5/11/2012	36,000,000	35,988,800
0.33%, 6/15/2012	35,000,000	34,975,937
Swedbank AB:
0.525%, 5/14/2012	30,000,000	29,981,187
0.585%, 5/11/2012	75,000,000	74,951,250
0.585%, 5/14/2012	87,000,000	86,939,209
0.605%, 4/12/2012	30,000,000	29,994,454
Toyota Credit de Puerto Rico, 0.16%, 5/1/2012	30,000,000	29,996,000
UOB Funding LLC, 0.32%, 5/10/2012	24,000,000	23,991,680
Versailles Commercial Paper LLC, 144A, 0.42%, 4/10/2012	83,000,000	82,991,285
Victory Receivables Corp.:
144A, 0.18%, 4/18/2012	33,666,000	33,663,138
144A, 0.23%, 4/9/2012	35,000,000	34,998,211
Westpac Banking Corp.:
0.55%, 8/1/2012	42,000,000	41,921,717
0.56%, 8/14/2012	35,000,000	34,926,500
White Point Funding, Inc., 144A, 0.57%, 6/8/2012	5,000,000	4,994,617

		2,759,913,250
Issued at Par 3.6%
ASB Finance Ltd., 144A, 0.694% *, 2/1/2013	25,000,000	24,995,797
Atlantic Asset Securitization LLC, 144A, 0.35%, 4/27/2012	74,000,000	74,000,000
DnB Bank ASA, 144A, 0.402% *, 4/2/2012	66,700,000	66,700,000
Westpac Banking Corp., 144A, 0.521% *, 10/26/2012	85,000,000	85,000,000

		250,695,797

Total Commercial Paper (Cost $3,010,609,047)		3,010,609,047
Short-Term Notes * 20.0%
Bank of Nova Scotia:
0.36%, 12/14/2012	65,000,000	65,000,000
0.41%, 4/2/2012	37,500,000	37,500,000
0.45%, 6/11/2012	85,000,000	85,000,000
0.55%, 12/11/2012	37,500,000	37,500,000
0.781%, 10/1/2012	50,000,000	50,043,368
Bayerische Landesbank, 0.301%, 11/23/2012	20,000,000	20,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	90,000,000	89,998,528
Canadian Imperial Bank of Commerce:
0.321%, 4/26/2012	68,000,000	68,000,000
0.495%, 2/7/2013	95,000,000	95,000,000
Commonwealth Bank of Australia:
144A, 0.502%, 3/1/2013	95,000,000	95,000,000
144A, 0.513%, 5/11/2012	32,000,000	32,000,000
144A, 0.706%, 11/26/2012	15,000,000	15,012,196
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	80,000,000	80,000,000
National Australia Bank Ltd., 0.501%, 3/8/2013	50,000,000	50,000,000
Nordea Bank Finland PLC, 0.873%, 9/13/2012	32,500,000	32,535,697
Queensland Treasury Corp., 0.48%, 11/19/2012	72,000,000	72,000,000
Rabobank Nederland NV:
0.336%, 4/24/2012	45,000,000	44,999,921
0.391%, 8/16/2012	40,000,000	40,000,000
0.574%, 12/21/2012	65,000,000	65,000,000
144A, 0.637%, 8/16/2014	26,000,000	26,000,000
0.776%, 10/12/2012	85,000,000	85,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	38,000,000	38,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	40,000,000	40,000,000
Wells Fargo & Co., 0.691%, 4/23/2012	25,000,000	25,007,926
Westpac Banking Corp.:
0.331%, 7/11/2012	50,000,000	50,000,000
0.332%, 5/9/2012	75,000,000	75,000,000

Total Short-Term Notes (Cost $1,413,597,636)		1,413,597,636
Supranational 0.6%
International Bank For Reconstruction & Development, 0.28% *, 7/25/2012 (Cost $39,000,000)	39,000,000	39,000,000
Municipal Bonds and Notes 11.2%
Alabama, Wells Fargo Stage Trust, Series 82C, 144A, 0.2% ***, 9/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,745,000	7,745,000
Alexandria, VA, Industrial Development Authority Revenue, Goodwin House, Inc., 0.14% ***, 10/1/2035, LOC: Wachovia Bank NA	13,850,000	13,850,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.39% ***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.18% ***, 6/1/2042, LOC: Branch Banking & Trust	22,600,000	22,600,000
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.19% ***, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,000,000	7,000,000
California, State Health Facilities Financing Authority Revenue, Series 74C, 144A, 0.19% ***, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.14% ***, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, Statewide Communities Development Authority Revenue, LA County Museum Art, Series B, 0.14% ***, 12/1/2037, LOC: Union Bank NA	9,850,000	9,850,000
California, Statewide Communities Development Authority, Sewage & Solid Waste Facilities Revenue, Series 2114, 144A, AMT, 0.26% ***, 9/1/2046, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	2,000,000	2,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.24% ***, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	6,500,000	6,500,000
Chicago, IL, O'Hare International Airport Revenue, Series B, AMT, 0.24% ***, 1/1/2018, LOC: Citibank NA	14,250,000	14,250,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.17% ***, 6/1/2038, LOC: JPMorgan Chase Bank NA	14,000,000	14,000,000
Denver, CO, Public Schools Certificates of Participation, Series A-1, 0.15% ***, 12/15/2037, INS: AGMC, LOC: JPMorgan Chase Bank NA (a)	7,720,000	7,720,000
District of Columbia, General Obligation, Series D, 0.19% ***, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.25% ***, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
Florida, Higher Educational Facilities Financial Authority Revenue, Ringling College of Art & Design, Inc., 0.18% ***, 3/1/2038, LOC: PNC Bank NA	6,585,000	6,585,000
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.17% ***, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	29,500,000	29,500,000
Gwinnett County, GA, Development Authority Revenue, Nilhan Hospitality LLC, Recovery Zone Facility, 0.16% ***, 1/1/2043, LOC: U.S. Bank NA	7,000,000	7,000,000
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.2% ***, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.28% ***, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	10,270,000	10,270,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.19% ***, 2/15/2033, LOC: JPMorgan Chase Bank NA	33,900,000	33,900,000
Indiana, State Finance Authority Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-3, 0.16% ***, 12/1/2039, LOC: Mizuho Corporate Bank	15,425,000	15,425,000
Indiana, State Finance Authority, Hospital Revenue, Community Foundation of Northwest Indiana, Inc., 0.15% ***, 8/1/2029, LOC: Harris NA	6,195,000	6,195,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health:
Series C, 0.14% ***, 3/1/2033, LOC: Northern Trust Company	13,365,000	13,365,000
Series K, 0.21% ***, 3/1/2033, LOC: JPMorgan Chase Bank NA (a)	15,440,000	15,440,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.2% ***, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
Knox County, TN, Health Education & Housing Facilities Board, Hospital Facilities, Covenant Health, Series B, 0.2% ***, 1/1/2033, LOC: Bank of America NA	4,430,000	4,430,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.2% ***, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,990,000	11,990,000
Long Island, NY, Power Authority, Series 3A, 0.18% ***, 5/1/2033, LOC: JPMorgan Chase Bank NA	30,500,000	30,500,000
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series R-12322, 144A, 0.21% ***, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	10,000,000	10,000,000
Manheim Township, PA, School District, Series E-28, 144A, 0.19% ***, 12/12/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.17% ***, 7/1/2029, LOC: PNC Bank NA	10,560,000	10,560,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.2% ***, 3/1/2039, LOC: TD Bank NA (a)	4,835,000	4,835,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.22% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,095,000	19,095,000
Minnesota, State Office of Higher Education Revenue, Supplemental Student Loan Program:
Series B, AMT, 0.17% ***, 12/1/2043, LOC: U.S. Bank NA	7,500,000	7,500,000
Series A, AMT, 0.17% ***, 10/1/2046, LOC: U.S. Bank NA	12,500,000	12,500,000
Series B, AMT, 0.17% ***, 10/1/2046, LOC: State Street Bank & Trust Co.	17,000,000	17,000,000
Mississippi, State Development Bank Special Obligation, Series B, 0.28% ***, 10/1/2031, LOC: Bank of America NA (a)	15,000,000	15,000,000
Missouri, State Health & Educational Facilities Authority, SSM Health Care Corp., Series E, 0.17% ***, 6/1/2045, LOC: PNC Bank NA	17,555,000	17,555,000
Monroe County, PA, Hospital Authority, Stars-Pocono Medical Center, Series B, 0.2% ***, 1/1/2032, INS: Radian, LOC: PNC Bank NA	10,695,000	10,695,000
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.17% ***, 10/1/2013, LOC: TD Bank NA	2,740,000	2,740,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.22% ***, 3/15/2040, LIQ: Citibank NA (a)	12,000,000	12,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Phase II, Series B, 0.2% ***, 11/1/2049, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series H, 0.14% ***, 1/15/2045, LOC: Wells Fargo Bank NA	20,000,000	20,000,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.22% ***, 8/1/2014, LIQ: Citibank NA (a)	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, AMT, 0.34% ***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.19% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	15,095,000	15,095,000
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-22, 144A, 0.19% ***, 12/1/2038, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	14,955,000	14,955,000
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.17% ***, 6/15/2027, LOC: Bank of America NA	17,300,000	17,300,000
Shelby County, AL, Board of Education, Capital Outlay Warrants, Series 114C, 144A, 0.2% ***, 2/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,270,000	10,270,000
South Carolina, State Jobs-Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.18% ***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000
Texas, General Obligation, Series II-C, 0.2% ***, 6/1/2029, SPA: JPMorgan Chase Bank (a)	16,165,000	16,165,000
Texas, State General Obligation, "A", 144A, 0.19% ***, 4/1/2029, LIQ: Citibank NA	17,370,000	17,370,000
Texas, Tax & Revenue Anticipation Notes, Series 3946, 144A, 0.2% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	28,000,000	28,000,000
Texas, Veterans Land, 0.2% ***, 12/1/2026, SPA: JPMorgan Chase Bank NA (a)	7,000,000	7,000,000
Texas, Wells Fargo Stage Trust, Series 5C, 144A, 0.2% ***, 3/1/2043, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	12,500,000	12,500,000
University of California, Series Z-1, 0.14% ***, 7/1/2041 (a)	16,900,000	16,900,000
Washington, Wells Fargo Stage Trust, Series 80C, 144A, 0.2% ***, 1/1/2035, LIQ: Wells Fargo Bank NA	9,770,000	9,770,000
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.21% ***, 4/1/2027, LOC: Union Bank NA	12,600,000	12,600,000
Westchester County, NY, Healthcare Corp. Revenue, Series D, 0.18% ***, 11/1/2034, LOC: TD Bank NA (a)	3,140,000	3,140,000

Total Municipal Bonds and Notes (Cost $791,390,000)		791,390,000
Government & Agency Obligations 9.5%
Other Government Related (b) 0.0%
European Investment Bank, 0.63%, 7/13/2012	2,587,000	2,582,337
U.S. Government Sponsored Agencies 2.8%
Federal Home Loan Bank:
0.13%, 5/15/2012	25,000,000	24,998,414
0.18%, 11/21/2012	26,500,000	26,499,517
0.19%, 2/27/2013	22,500,000	22,491,103
0.2%, 11/19/2012	13,500,000	13,503,614
0.24%, 9/26/2012	15,000,000	15,002,654
0.25%, 3/28/2013	23,500,000	23,495,707
0.32% *, 4/5/2013	20,000,000	19,997,940
0.32% *, 4/12/2013	20,000,000	19,997,914
Federal Home Loan Mortgage Corp., 0.099% **, 7/11/2012	10,000,000	9,997,195
Federal National Mortgage Association:
0.14% **, 1/2/2013	11,000,000	10,988,193
0.159% **, 10/1/2012	10,000,000	9,991,867

		196,964,118
U.S. Treasury Obligations 6.7%
U.S. Treasury Notes:
0.375%, 8/31/2012	70,825,000	70,890,990
0.625%, 6/30/2012	28,341,000	28,376,078
0.625%, 7/31/2012	142,000,000	142,237,275
0.75%, 5/31/2012	70,825,000	70,901,230
1.375%, 10/15/2012	82,500,000	83,041,102
1.375%, 11/15/2012	20,000,000	20,155,793
1.375%, 1/15/2013	42,500,000	42,891,960
4.875%, 6/30/2012	14,170,000	14,335,681

		472,830,109

Total Government & Agency Obligations (Cost $672,376,564)		672,376,564
Time Deposits 5.3%
Citibank NA:
0.12%, 4/2/2012	50,000,000	50,000,000
0.16%, 4/4/2012	150,000,000	150,000,000
DnB Bank ASA, 0.26%, 5/14/2012	50,000,000	50,000,000
National Australia Bank Ltd., 0.07%, 4/2/2012	69,519,591	69,519,591
Royal Bank of Canada, 0.08%, 4/2/2012	55,000,000	55,000,000

Total Time Deposits (Cost $374,519,591)		374,519,591
Repurchase Agreements 1.5%
BNP Paribas, 0.09%, dated 3/30/2012, to be repurchased at $42,317,296 on 4/2/2012 (c)	42,316,979	42,316,979
JPMorgan Securities, Inc., 0.17%, dated 3/30/2012, to be repurchased at $63,000,893 on 4/2/2012 (d)	63,000,000	63,000,000

Total Repurchase Agreements (Cost $105,316,979)		105,316,979

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,053,366,106) †	100.0	7,053,366,106
Other Assets and Liabilities, Net	0.0	581,088

Net Assets	100.0	7,053,947,194

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2012.

†	The cost for federal income tax purposes was $7,053,366,106.
(a)	Taxable issue.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,508,000	Federal Farm Credit Bank	0.256	4/27/2015	9,503,436
16,125,000	Federal Home Loan Bank	1.0-5.0	7/23/2013-2/23/2027	16,114,386
18,830,000	Federal Home Loan Mortgage Corp	Zero Coupon	12/11/2025	11,627,525
4,895,000	Federal National Mortgage Association	6.21	6/5/2036	5,918,337
Total Collateral Value				43,163,684

(d) Collateralized by $60,267,526 Federal Home Loan Mortgage Corp., with various coupon rates from 2.017-6.203%, with various maturity dates of 4/1/2027-6/1/2041 with a value of $64,263,913.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$6,948,049,127	$—	$6,948,049,127
Repurchase Agreements	—	105,316,979	—	105,316,979
Total	$—	$7,053,366,106	$—	$7,053,366,106

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012